Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Minimum period covered by maintenance service contracts from the beginning of the perpetual license		1 year
Estimated term to defer sales commissions	3 years
Impairment losses recorded on deferred commissions	$ 0	$ 0	$ 0
Minimum
Disaggregation of Revenue [Line Items]
Payment terms	30 days
Maximum
Disaggregation of Revenue [Line Items]
Payment terms	60 days